Acquisitions, investments (including debt securities) and purchases of intangible assets (Details) € in Thousands, $ in Thousands				1 Months Ended		3 Months Ended	9 Months Ended
	Aug. 24, 2022 EUR (€)	Aug. 24, 2022 USD ($)	Aug. 23, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 EUR (€) person	Sep. 30, 2022 USD ($) person	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 USD ($)	Aug. 24, 2022 USD ($)	Aug. 23, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about business combination
Acquisitions, investments and purchase of intangible assets							€ 135,736		€ 365,536
Investment in equity method investees				€ 767,699		€ 767,699	767,699		€ 742,799				€ 786,905
Remeasurement gain						146,699	€ 146,699
InterWell Health LLC
Disclosure of detailed information about business combination
Percentage of interest owned			46.00%
Investment in equity method investees			€ 19,499									$ 19,370
Fair value of investment in InterWell Health, Inc.			€ 176,600									$ 175,434
NewCo
Disclosure of detailed information about business combination
Targeted managed care patient population | person							270,000	270,000
NewCo
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	75.00%										75.00%
Fair value of consideration transferred	€ 408,784										$ 406,086
Fair value of investment in InterWell Health, Inc.	176,600										175,434
Non-controlling interests recorded	195,448										194,158
Put option liabilities	608,150			592,232		€ 592,232	€ 592,232			$ 577,308	604,137
Amortizable intangible assets acquired in business combination	€ 34,748										34,519
Weighted average useful life of intangible assets acquired in business combination	12 years	12 years
Goodwill	€ 707,742										703,070
Impairment on long-lived assets transferred to acquiree after business combination							66,763	$ 71,025
Transaction-related costs							23,831	25,352
Amount of profit (loss) contributed by acquirees since acquisition date				(3,765)
Increase (decrease) in net income of combined entity as if combination occurred at beginning of period							(38,955)
NewCo | Cricket Health, Inc
Disclosure of detailed information about business combination
Fair value of consideration transferred	271,107										269,318
NewCo | InterWell Health LLC
Disclosure of detailed information about business combination
Fair value of consideration transferred	€ 137,677										$ 136,768
NewCo | InterWell Health LLC
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	7.00%										7.00%
Remeasurement gain							146,699	$ 156,064
Currency translation adjustment reversal on disposal of investment							€ 364
NewCo | Fresenius Health Partners, Inc
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	68.00%										68.00%
Non-controlling interest recognised on equity transaction	€ 4,947	$ 4,914
Additional paid-in capital recorded on equity transaction	€ 403,854	$ 401,188
NewCo | Acumen Physician Solutions, LLC
Disclosure of detailed information about business combination
Working capital transferred to acquiree after business combination				€ 1,845	$ 1,824
NewCo | Cricket Health, Inc
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	17.00%										17.00%
NewCo | InterWell Health LLC
Disclosure of detailed information about business combination
Equity interest held upon completion of transaction (in percent)	8.00%										8.00%